Shareholder Report, Holdings (Details) - C000219897	Apr. 30, 2025
ICICI Bank8648165
Holdings [Line Items]
Percent of Total Investments	19.60%
HDFC Bank8648161
Holdings [Line Items]
Percent of Total Investments	19.50%
Axis Bank8648156
Holdings [Line Items]
Percent of Total Investments	7.90%
Jio Financial Services8648170
Holdings [Line Items]
Percent of Total Investments	4.80%
State Bank of India8648193
Holdings [Line Items]
Percent of Total Investments	4.50%
Kotak Mahindra Bank8648172
Holdings [Line Items]
Percent of Total Investments	4.50%
HDFC Life Insurance8648163
Holdings [Line Items]
Percent of Total Investments	4.50%
Bajaj Finserv8648158
Holdings [Line Items]
Percent of Total Investments	4.50%
SBI Life Insurance8648187
Holdings [Line Items]
Percent of Total Investments	4.40%
Bajaj Finance8648157
Holdings [Line Items]
Percent of Total Investments	4.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	102.30%